Accumulated Other Comprehensive Income (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Statement of Other Comprehensive Income [Abstract]
Other Comprehensive Income
The following table presents a rollforward of the changes in accumulated other comprehensive income for the three months ended March 31, 2021 and 2020, which is all attributable to unrealized gains on available-for-sale
securities. All amounts are net of tax.

	2021	2020
Balance at beginning of period	$1,557	$421
Unrealized gain	(531)	834
Amount reclassified for gains included in realized gain on marketable securities	(45)	(15)

Balance at end of period	$981	$1,240

The following table presents a rollforward of the changes in accumulated other comprehensive income for the years ended December 31, 2020 and 2019, which is all attributable to unrealized gains on available-for-sale
securities. All amounts are net of tax.

	2020	2019
Balance at beginning of year	$421	$—
Unrealized gain	1,354	474
Amount reclassified for gains included in realized gain on marketable securities	(218)	(53)

Balance at end of year	$1,557	$421